SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Impairment of long-lived assets other than good (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Intangible assets wrote off	¥ 3,828	$ 601
Shiji (Hainan) Medical Technology Ltd.
Fair value of intangible assets	0
Intangible assets wrote off	¥ 3,828	$ 601